Goodwill and Intangible Assets - Additional Information (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 68,368		$ 68,368	$ 68,368
Goodwill, impairment loss			0	0	$ 0
Amortization expense for intangible assets	$ 100	$ 600	7,800	2,700	1,300
Impairment of intangible assets (excluding goodwill)			$ 6,100	$ 0	$ 0